SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES

The following potentially dilutive securities have been excluded from the computations of weighted average shares of Common Stock outstanding as of June 30, 2023 and 2022, as they would be anti-dilutive:

	As of June 30,
	2023	2022
Convertible preferred stock	—	776,871
Shares underlying options outstanding	806,392	883,690
Shares underlying warrants outstanding	4,649,952	2,057,740
Shares underlying convertible notes	—	2,552,435
	5,556,344	6,270,736

	Year Ended December 31,
	2022	2021
Convertible preferred stock	—	756,558
Shares underlying options outstanding	806,392	878,380
Shares underlying warrants outstanding	4,649,952	1,890,183
Shares underlying convertible notes outstanding	—	2,357,941
	5,456,344	5,883,062